Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://kineticsfunds.com/reports.htm. You can also get this information at no cost by calling (800) 930-3828 or by sending an e-mail request to kineticsfunds@usbank.com, or from your financial intermediary. The Fund’s prospectus and statement of additional information, both dated April 30, 2014, are incorporated by reference into this Summary Prospectus.

The Multi-Disciplinary Fund

Investment Objectives

The investment objective of the Multi-Disciplinary Fund is total return. The Multi-Disciplinary Fund is the sole “feeder fund” to The Multi-Disciplinary Portfolio, a series of Kinetics Portfolios Trust.

Fees and Expenses of the Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the Multi-Disciplinary Fund.

Fee Table(1)
Shareholder Transaction Expenses
(fees paid directly from your investment)		No Load Class
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)		None
Redemption Fee (as a percentage of amount redeemed on
shares held for less than 30 days, if applicable)		2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)		No Load Class
Management Fees(1)		1.25%
Distribution (Rule 12b-1) Fees		None
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short)		0.58%
Interest Expense and Dividends on Securities Sold Short	0.01%
Shareholder Servicing Fees	0.25%
Other Operating Expenses	0.32%
Acquired Fund Fees and Expenses		0.05%
Total Annual Fund Operating Expenses(2)		1.88%
Less: Fee Waiver(3)		-0.33%
Net Annual Fund Operating Expenses		1.55%

(1)
This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Fund and the Multi-Disciplinary Portfolio. The management fees paid by the Multi-Disciplinary Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Fund from the Multi-Disciplinary Portfolio.

(2)
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets before expense reimbursement found in the “Financial High- lights” section of this Prospectus which reflects the Multi-Disciplinary Fund’s operating expenses and does not include acquired fund fees and expenses (“AFFE”).

(3)
Kinetics Asset Management LLC, the investment adviser to the Multi-Disciplinary Portfolio of the Kinetics Portfolio Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Net Annual Fund Operating Expenses do not exceed 1.49%, excluding AFFE and interest expense on securities sold short, through May 1, 2015. These waivers and reimbursements may be discontinued at any time by the Investment Adviser after May 1, 2015.

Example. This Example is intended to help you compare the cost of investing in the Multi-Disciplinary Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Multi-Disciplinary Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Multi-Disciplinary Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for the Multi-Disciplinary Fund would be:

	1 Year	3 Years	5 Years	10 Years
No Load Class	$158	$559	$985	$2,173

Portfolio Turnover. The Multi-Disciplinary Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Multi-Disciplinary Portfolio’s, and therefore the Multi-Disciplinary Fund’s, performance. During the most recent fiscal year, the Multi-Disciplinary Portfolio’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategy

The Multi-Disciplinary Fund is a non-diversified fund that invests all of its investable assets in the Multi-Disciplinary Portfolio, a series of Kinetics Portfolios Trust. “Total Return” sought by the Multi-Disciplinary Portfolio consists of income earned on the Multi-Disciplinary Portfolio’s investments, plus capital appreciation. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed-income components, including fixed-income exchange-traded funds (“ETFs”), and derivatives components. Under normal circumstances, the Multi-Disciplinary Portfolio will invest at least 65% of its net assets in fixed-income securities, derivatives and cash or cash equivalents committed as collateral for written option contracts.

There is no limit on the amount of assets the Multi-Disciplinary Portfolio may invest in fixed-income securities. For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers. Corporate bonds held by the Multi-Disciplinary Portfolio generally are senior secured or senior unsecured, are of investment grade quality, and have durations of 0-5 years. However, there is no limit as to the maturities or credit ratings associated with such bonds. The Multi-Disciplinary Portfolio may also invest up to 40% of its total assets at the time of purchase in debt securities of emerging market countries. The Multi-Disciplinary Portfolio may invest up to 100% of its assets in debt securities that are rated below investment grade (“junk” bonds) and up to 5% of its total assets in defaulted junk bonds. The Multi-Disciplinary Portfolio utilizes a proprietary credit spread/relative value model to select positions and a portfolio construction and investment process that relies on value identification and diversification.

The Multi-Disciplinary Portfolio may invest up to 100% of its assets in selling equity put options. The Multi-Disciplinary Portfolio may also invest more than 5% in U.S. Treasury note futures; selling or buying equity calls, bond calls, and bond put options; and credit default swaps, as well as other derivatives, to manage risk or to enhance return. The Multi-Disciplinary Portfolio will not invest more than 15% of its net assets in instruments that are not deemed liquid. In connection with the Multi-Disciplinary Portfolio’s positions in derivatives, the Multi-Disciplinary Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Investment Adviser uses a bottom-up approach in managing the Multi-Disciplinary Fund, which means that the focus is on the analysis of individual securities. By engaging in quantitative and qualitative analysis of individual securities, the Investment Adviser examines a company’s current valuation and earning potential and assesses the company’s competitive positioning. The bonds purchased in the Multi-Disciplinary Portfolio are selected from the same universe of companies that the Investment Adviser uses for equity investments. All of the same characteristics apply, however, in the Multi-Disciplinary Portfolio option premiums are also considered.

The Investment Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile. The Investment Adviser may actively trade Multi-Disciplinary Portfolio securities.

Principal Investment Risks

The Multi-Disciplinary Portfolio’s investments, including common stocks, have inherent risks that could cause you to lose money. The principal risks of investing in the Multi-Disciplinary Fund, and indirectly the Multi-Disciplinary Portfolio, are listed below and could adversely affect the net asset value (“NAV”), total return and the value of the Multi-Disciplinary Fund, Multi-Disciplinary Portfolio and your investment.

•
Below-Investment Grade Debt Securities Risks: Generally, non-investment grade debt securities, i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.

•
Derivatives Risks: The Multi-Disciplinary Portfolio’s investments in futures, options and swaps and other derivative instruments may result in loss. Derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Multi-Disciplinary Portfolio. To the extent the Multi-Disciplinary Portfolio segregates assets to cover derivatives positions, the Multi-Disciplinary Portfolio may impair its ability to meet current obligations, to honor requests for redemption and to manage the Multi-Disciplinary Portfolio properly in a manner consistent with its stated investment objective.

•
Option Transaction Risks: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Investment Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By writing put options on equity securities, the Multi-Disciplinary Port- folio gives up the opportunity to benefit from potential increases in the value of the common stocks above the strike prices of the written put op- tions, but continues to bear the risk of declines in the value of its common stock portfolio. The Multi-Disciplinary Portfolio will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

•
Interest Rate Risk: The risk that when interest rates increase, fixed-income securities held by the Multi-Disciplinary Portfolio will decline in value. Long-term fixed-income securities will normally have more price volatility because of this risk than short-term fixed-income securities. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

•
Credit/Default Risk: The risk that an issuer or guarantor of fixed-income securities held by the Multi-Disciplinary Portfolio (which may have low credit ratings), or the counterparty in a derivative investment, may default on its obligation to pay interest and repay principal.

•
Security Selection Risks: The Multi-Disciplinary Portfolio securities selected by the Investment Adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Multi-Disciplinary Portfolio’s, and therefore the Multi-Disciplinary Fund’s, investment objective.

•
Liquidity Risks: The Multi-Disciplinary Portfolio’s investments in the securities of small and medium capitalization companies and in non-in- vestment grade fixed-income securities makes the Multi-Disciplinary Portfolio especially susceptible to the risk that during certain periods the liquidity of certain issuers or industries, or all securities within particular investment categories, will decrease or disappear suddenly and without warning as a result of adverse market or political events, or adverse investor perceptions.

•
Exchange-Traded Funds (ETFs): ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, passively-managed ETFs seek to track a specified securities index or a basket of securities that an “index provider,” such as Standard & Poor’s, selects as representative of a market, market segment or industry sector. A passively-managed ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Multi-Disciplinary Portfolio will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

•
Foreign Securities Risks: The Multi-Disciplinary Portfolio may invest directly in foreign debt securities or in U.S. dollar-denominated foreign debt securities through ADRs, GDRs and IDRs. Foreign securities can carry higher returns but involve more risks than those associated with U.S. investments. Additional risks associated with investment in foreign debt securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

•
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

•
Non-Diversification Risks: As a non-diversified investment company, the Multi-Disciplinary Portfolio can invest a large percentage of its assets in a small number of issuers. As a result, a change in the value of any one investment may affect the overall value of the Multi-Disciplinary Portfolio’s shares, and therefore the Multi-Disciplinary Fund’s shares, more than shares of a diversified mutual fund that holds more investments.

•
Management Risk: There is no guarantee that the Multi-Disciplinary Fund will meet its investment objective. The Investment Adviser does not guarantee the performance of the Multi-Disciplinary Fund, nor can it assure you that the market value of your investment will not decline.

Who may want to invest?

The Multi-Disciplinary Fund may be appropriate for investors who:

•	wish to invest for the long-term; and

•	are comfortable with the risks described herein.

Performance

The bar chart and table shown below illustrate the variability of the Multi-Disciplinary Fund’s returns. The bar chart indicates the risks of investing in the Multi-Disciplinary Fund by showing the changes in the Multi-Disciplinary Fund’s performance from year to year (on a calendar year basis). The table shows how the Multi-Disciplinary Fund’s average annual returns, before and after taxes (after taking into account any sales charges) compare with those of the S&P 500® Index, which represents a broad measure of market performance, and two more narrowly based indexes, the CBOE S&P 500 BuyWrite Index (the “BXM Index”) and the CBOE S&P 500 PutWrite Index (the “PUT Index”), that reflect the strategies employed by the Investment Adviser. The past performance of the Multi-Disciplinary Fund, before and after taxes, is not necessarily an indication of how the Multi-Disciplinary Fund or the Multi-Disciplinary Portfolio will perform in the future. Updated performance information is available on the Fund’s website at http://www.kineticsfunds.com or by calling the Fund toll-free at (800) 930-3828.

Best 2008 Quarter:	2012	Q1	10.53%
Worst Quarter:	2011	Q3	-12.34%

The Multi-Disciplinary Fund’s after-tax returns as shown in the following table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own Fund shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”), the information on after-tax returns is not relevant to your investment.

Average Annual Total Returns as of 12/31/2013
			Since Inception
			(February 11,
	1 Year	5 Years	2008)
The Multi-Disciplinary Fund (KMDNX) No Load
Return Before Taxes	4.28%	10.88%	5.60%
Return After Taxes on Distributions	2.28%	9.12%	4.18%
Return After Taxes on Distributions and Sale of Fund Shares	2.53%	7.93%	3.81%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	32.39%	17.94%	8.00%
BXM Index (reflects no deductions for fees, expenses or taxes)	13.26%	10.92%	4.22%
PUT Index (reflects no deductions for fees, expenses or taxes)	12.28%	13.07%	6.24%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	-2.02%	4.44%	4.36%
Barclays U.S. Corporate High Yield Index (reflects no deductions for fees, expenses or taxes)	7.44%	18.93%	10.53%

Effective April 30, 2014, the Barclays U.S. Aggregate Bond Index and Barclays U.S. Corporate High Yield Index have replaced the S&P 500® Index, BXM Index and PUT Index as more appropriate comparative indexes for the Multi-Disciplinary Fund.

Management

Investment Adviser. Kinetics Asset Management LLC is the Multi-Disciplinary Portfolio’s investment adviser.

Portfolio Managers. The Multi-Disciplinary Portfolio is managed by an investment team with Mr. Stahl, Mr. Kingsley and Mr. Devens as the Co-Portfolio Managers. Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Investment Team Member	6
Murray Stahl	Co-Portfolio Manager	6
David Kingsley	Co-Portfolio Manager	6
Derek Devens	Co-Portfolio Manager	3

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds – The Multi-Disciplinary Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment for both regular accounts and IRAs is $2,500 ($2,000 for Coverdell Education Savings Accounts). There is no minimum on subsequent investments for all account types.

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) or an IRA, the Fund’s distributions will generally be taxable to you as ordinary income or capital gains, and you will generally recognize gain or loss when you redeem shares.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Investment Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

KMDNX-04/14